Financial Instruments (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Investments, All Other Investments [Abstract]
Retained Earnings (Accumulated Deficit)	$ (12,657,211)				$ (12,657,211)		$ (10,525,062)	$ (6,772,311)
Net Income (Loss) Attributable to Parent	(1,235,352)	$ (896,797)	$ (1,763,679)	$ (211,795)	(2,132,149)	$ (1,975,474)	(3,752,751)	(1,781,060)
Negative cash flows from operations					(2,565,786)	$ (915,104)	(2,555,810)	$ (2,139,327)
Working capital deficit	$ 5,443,575				$ 5,443,575		$ 10,262,959